Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2025
SIT-NPRT1-0725
1.912870.114
Common Stocks - 58.0%
	Shares	Value ($)
AUSTRALIA - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,064,557	3,280,100
Interactive Media & Services - 0.0%
CAR Group Ltd	457,777	10,493,154
REA Group Ltd	4,951	765,014
		11,258,168
TOTAL COMMUNICATION SERVICES		14,538,268

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Wesfarmers Ltd	163,335	8,740,822
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	462,567	18,605,851
TOTAL CONSUMER DISCRETIONARY		27,346,673

Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	2,066,708	11,243,768
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	427,270	5,949,034
Woolworths Group Ltd	285,539	5,862,261
		11,811,295
TOTAL CONSUMER STAPLES		23,055,063

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	3,107,161	13,198,953
Whitehaven Coal Ltd	3,367,460	12,068,896
Woodside Energy Group Ltd	829,949	11,917,434
		37,185,283
Financials - 0.5%
Banks - 0.2%
ANZ Group Holdings Ltd	1,341,011	25,094,652
Commonwealth Bank of Australia	166,812	18,919,378
National Australia Bank Ltd	226,210	5,535,828
Westpac Banking Corp	510,785	10,720,446
		60,270,304
Capital Markets - 0.2%
Macquarie Group Ltd	297,609	41,093,781
Financial Services - 0.0%
Challenger Ltd	1,040,266	5,102,927
Insurance - 0.1%
Insurance Australia Group Ltd	564,350	3,143,059
Medibank Pvt Ltd	1,301,959	4,003,188
QBE Insurance Group Ltd	538,766	8,043,203
Steadfast Group Ltd	2,527,052	9,382,682
		24,572,132
TOTAL FINANCIALS		131,039,144

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	643,260	11,058,593
Health Care Technology - 0.0%
Pro Medicus Ltd	24,205	4,400,073
TOTAL HEALTH CARE		15,458,666

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	869,338	13,003,785
Construction & Engineering - 0.0%
Worley Ltd	404,524	3,395,045
Ground Transportation - 0.0%
Aurizon Holdings Ltd	167,890	319,254
Passenger Airlines - 0.0%
Qantas Airways Ltd	67,181	459,465
Professional Services - 0.0%
Computershare Ltd	40,657	1,054,066
Transportation Infrastructure - 0.0%
Transurban Group unit	353,506	3,231,196
TOTAL INDUSTRIALS		21,462,811

Information Technology - 0.0%
Software - 0.0%
Technology One Ltd	83,759	2,216,872
Materials - 0.5%
Containers & Packaging - 0.0%
Orora Ltd	711,998	858,244
Metals & Mining - 0.5%
BHP Group Ltd	633,321	15,557,538
BHP Group Ltd (United Kingdom) (b)	204,712	4,990,939
Evolution Mining Ltd	763,363	4,354,765
Glencore PLC	12,529,797	47,675,188
Northern Star Resources Ltd	865,150	11,700,036
Rio Tinto Ltd	342,609	24,880,484
Rio Tinto PLC	65,278	3,863,284
		113,022,234
TOTAL MATERIALS		113,880,478

Real Estate - 0.2%
Diversified REITs - 0.2%
GPT Group/The unit	2,906,510	8,992,974
Stockland unit	3,458,411	12,171,933
		21,164,907
Industrial REITs - 0.0%
Goodman Group unit	134,968	2,864,052
Retail REITs - 0.0%
Scentre Group unit	2,913,161	6,891,613
Specialized REITs - 0.0%
National Storage REIT unit	6,917,090	10,299,727
TOTAL REAL ESTATE		41,220,299

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	454,132	2,426,761
TOTAL AUSTRALIA		429,830,318
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG (b)	33,467	1,789,805
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	161,663	20,099,848
Erste Group Bank AG	271,369	21,830,722
Erste Group Bank AG (Czech Republic)	5,474	439,347
		42,369,917
Insurance - 0.0%
UNIQA Insurance Group AG	110,504	1,533,265
Vienna Insurance Group AG Wiener Versicherung Gruppe (Czech Republic) (b)	10,654	522,329
		2,055,594
TOTAL FINANCIALS		44,425,511

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (Turkey) (e)	792	155,112
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	5,256	138,337
TOTAL AUSTRIA		46,508,765
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (c)(d)	218,000	2,458,456
BELGIUM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	292,378	2,547,951
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	7,089	1,456,101
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	1,102,954	77,882,955
Anheuser-Busch InBev SA/NV ADR	23,544	1,659,617
		79,542,572
Food Products - 0.0%
Lotus Bakeries NV	38	393,070
TOTAL CONSUMER STAPLES		79,935,642

Financials - 0.3%
Banks - 0.3%
KBC Group NV	599,266	59,170,765
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	199,824	36,279,737
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	152,930	2,529,998
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	110,683	8,483,063
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	209,800	5,112,146
TOTAL BELGIUM		195,515,403
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (e)	2,726	6,987,529
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	426,595	4,615,758
Financials - 0.1%
Banks - 0.1%
Banco Bradesco SA ADR	2,062,540	5,940,115
NU Holdings Ltd/Cayman Islands Class A (e)	86,972	1,044,534
		6,984,649
Capital Markets - 0.0%
B3 SA - Brasil Bolsa Balcao	2,419,400	5,900,976
TOTAL FINANCIALS		12,885,625

Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA	114,200	1,307,623
Electrical Equipment - 0.0%
WEG SA	239,900	1,776,338
TOTAL INDUSTRIALS		3,083,961

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	197,534	17,115,727
Wheaton Precious Metals Corp (United States)	8,800	763,400
		17,879,127
TOTAL BRAZIL		45,452,000
CANADA - 1.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc (United States)	48,328	1,753,340
Broadline Retail - 0.0%
Dollarama Inc	48,368	6,220,681
TOTAL CONSUMER DISCRETIONARY		7,974,021

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	67,243	3,486,239
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Parkland Corp	55,059	1,554,258
Financials - 0.2%
Banks - 0.1%
National Bank of Canada	102,404	10,078,849
Royal Bank of Canada	39,614	5,020,920
		15,099,769
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	124,981	7,011,434
Brookfield Corp Class A	138,755	8,012,776
		15,024,210
Insurance - 0.1%
Definity Financial Corp	128,871	6,997,826
Great-West Lifeco Inc (b)	168,069	6,379,360
Intact Financial Corp	25,055	5,684,318
		19,061,504
TOTAL FINANCIALS		49,185,483

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	5,125	765,454
Element Fleet Management Corp	485,303	11,563,674
RB Global Inc (b)	62,679	6,600,099
		18,929,227
Construction & Engineering - 0.0%
WSP Global Inc	25,457	5,216,427
Ground Transportation - 0.2%
Canadian National Railway Co	74,900	7,873,410
Canadian Pacific Kansas City Ltd	439,510	35,898,041
Canadian Pacific Kansas City Ltd (United States) (b)	42,643	3,481,800
		47,253,251
Professional Services - 0.0%
Thomson Reuters Corp	8,182	1,625,609
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	34,436	2,986,285
TOTAL INDUSTRIALS		76,010,799

Information Technology - 0.2%
IT Services - 0.0%
CGI Inc Class A (United States) (b)	103,708	11,154,832
Shopify Inc Class A (United States) (e)	95,575	10,247,552
		21,402,384
Software - 0.2%
Constellation Software Inc/Canada	10,287	37,297,806
Constellation Software Inc/Canada warrants 3/31/2040 (e)(f)	6,340	0
Descartes Systems Group Inc/The (United States) (e)	3,668	425,267
Lumine Group Inc Subordinate Voting Shares (c)(e)	43,700	1,479,435
		39,202,508
TOTAL INFORMATION TECHNOLOGY		60,604,892

Materials - 0.6%
Chemicals - 0.0%
Methanex Corp	58,507	1,914,209
Nutrien Ltd (United States) (b)	57,447	3,391,096
		5,305,305
Containers & Packaging - 0.1%
CCL Industries Inc Class B	116,700	6,805,480
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	120,804	14,240,145
Agnico Eagle Mines Ltd/CA (United States) (b)	27,413	3,234,460
Alamos Gold Inc Class A (United States)	53,566	1,386,824
Barrick Mining Corp (b)	873,911	16,760,548
Barrick Mining Corp (United States)	739,053	14,160,255
Franco-Nevada Corp	231,921	39,066,695
Franco-Nevada Corp (United States)	26,015	4,391,332
Kinross Gold Corp	91,750	1,354,505
OR Royalties Inc (United States) (b)	31,713	810,584
Pan American Silver Corp (United States) (b)	119,916	2,924,751
Wesdome Gold Mines Ltd (e)	14,137	187,793
		98,517,892
TOTAL MATERIALS		110,628,677

TOTAL CANADA		309,444,369
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	708,281	16,895,924
Lundin Mining Corp	517,041	4,894,060

TOTAL CHILE		21,789,984
CHINA - 1.0%
Communication Services - 0.2%
Entertainment - 0.0%
G-bits Network Technology Xiamen Co Ltd A Shares (China)	11,714	409,256
NetEase Cloud Music Inc (c)(d)(e)	7,850	211,439
Netease Inc	100,600	2,446,649
Wanda Film Holding Co Ltd A Shares (China) (e)	573,200	870,976
		3,938,320
Interactive Media & Services - 0.2%
Baidu Inc Class A ADR (b)(e)	12,067	988,287
Bilibili Inc ADR (e)	37,777	691,319
Kanzhun Ltd ADR (e)	9,064	153,725
Tencent Holdings Ltd	581,740	36,674,434
		38,507,765
Media - 0.0%
Chinese Universe Publishing and Media Group Co Ltd A Shares (China)	131	193
Shandong Publishing & Media Co Ltd A Shares (China)	117,200	162,458
		162,651
TOTAL COMMUNICATION SERVICES		42,608,736

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
FAWER Automotive Parts Co Ltd A Shares (China)	2,450,608	2,072,878
Fuyao Glass Industry Group Co Ltd A Shares (China)	209,400	1,686,019
Ningbo Huaxiang Electronic Co Ltd A Shares (China)	713,987	1,505,375
Weifu High-Technology Group Co Ltd A Shares (China)	390,700	1,080,974
Yapp Automotive Parts Co Ltd A Shares (China)	104,000	250,620
Zhejiang Yinlun Machinery Co Ltd A Shares (China) (e)	146,900	508,047
		7,103,913
Automobiles - 0.0%
BYD Co Ltd H Shares	109,500	5,441,935
Broadline Retail - 0.4%
Alibaba Group Holding Ltd	807,260	11,493,616
Alibaba Group Holding Ltd ADR	8,038	915,046
Chongqing Department Store Co Ltd A Shares (China)	118,800	484,292
JD.com Inc A Shares	19,100	309,098
JD.com Inc ADR	55,520	1,799,403
Prosus NV Class N	1,182,301	60,732,677
		75,734,132
Distributors - 0.0%
Sinomach Automobile Co Ltd A Shares (China)	346,800	312,131
Diversified Consumer Services - 0.0%
Fu Shou Yuan International Group Ltd	612,000	280,981
Hotels, Restaurants & Leisure - 0.0%
Meituan ADR (e)	22,728	785,707
Songcheng Performance Development Co Ltd A Shares (China)	21,380	26,874
Yum China Holdings Inc (Hong Kong)	27,500	1,215,582
		2,028,163
Household Durables - 0.0%
Chengdu Xgimi Technology CO Ltd A Shares (China)	30,148	488,164
Guangdong Vanward New Electric Co Ltd A Shares (China)	124,400	200,256
Hisense Home Appliances Group Co Ltd A Shares (China)	16,700	64,738
Jason Furniture Hangzhou Co Ltd A Shares (China)	82,339	285,909
		1,039,067
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	1,368,936	2,939,512
Textiles, Apparel & Luxury Goods - 0.0%
ANTA Sports Products Ltd	294,400	3,583,742
China National Gold Group Gold Jewellery Co Ltd A Shares (China)	740,200	867,709
Joeone Co Ltd A Shares (China)	377,400	468,097
		4,919,548
TOTAL CONSUMER DISCRETIONARY		99,799,382

Consumer Staples - 0.0%
Beverages - 0.0%
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	700	6,388
Food Products - 0.0%
Wilmar International Ltd	995,700	2,354,631
Personal Care Products - 0.0%
SYoung Group Co Ltd A Shares (China)	43,300	94,902
TOTAL CONSUMER STAPLES		2,455,921

Financials - 0.2%
Banks - 0.2%
Agricultural Bank of China Ltd H Shares	4,713,000	3,029,361
Bank of China Ltd H Shares	7,817,000	4,545,985
BOC Hong Kong Holdings Ltd	2,587,330	10,922,016
Huaxia Bank Co Ltd A Shares (China)	1,835,300	1,919,485
Industrial & Commercial Bank of China Ltd H Shares	18,859,000	13,733,391
Jiangsu Suzhou Rural Commercial Bank Co Ltd A Shares (China)	229,200	191,961
Ping An Bank Co Ltd A Shares (China)	1,793,713	2,880,006
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	421,784	524,905
		37,747,110
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,109,000	1,072,072
GF Securities Co Ltd A Shares (China)	1,367,300	3,093,624
Guotai Haitong Securities Co Ltd H Shares (c)(d)	271,200	383,916
Huatai Securities Co Ltd A Shares (China)	1,474,786	3,433,093
Orient Securities Co Ltd/China H Shares (c)(d)	226,000	137,482
		8,120,187
Insurance - 0.0%
New China Life Insurance Co Ltd H Shares	135,200	552,621
Ping An Insurance Group Co of China Ltd H Shares	1,684,500	9,838,468
		10,391,089
TOTAL FINANCIALS		56,258,386

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Edan Instruments Inc A Shares (China)	531,100	854,215
Pharmaceuticals - 0.0%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	13,600	177,996
Hunan Jiudian Pharmaceutical Co Ltd A Shares (China)	1	2
Simcere Pharmaceutical Group Ltd (c)(d)	40,000	65,501
Zhejiang Medicine Co Ltd A Shares (China)	102,700	215,250
		458,749
TOTAL HEALTH CARE		1,312,964

Industrials - 0.1%
Machinery - 0.0%
Airtac International Group	39,158	1,203,833
Hefei Meiya Optoelectronic Technology Inc A Shares (China)	303,500	736,856
JC Finance & Tax Interconnect Holdings Ltd A Shares (China) (e)	219,000	308,131
Jiangsu Tongli Risheng Machinery Co Ltd A Shares (China)	179,900	917,522
Yangzijiang Shipbuildling (Holdings) Ltd	1,936,400	3,182,918
Yindu Kitchen Equipment Co Ltd A Shares (China)	121,900	402,115
		6,751,375
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	3,317,168	10,597,373
Trading Companies & Distributors - 0.0%
Zheshang Development Group Co Ltd A Shares (China) (e)	555,100	503,462
TOTAL INDUSTRIALS		17,852,210

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Quectel Wireless Solutions Co Ltd A Shares (China)	43,572	428,776
VSTECS Holdings Ltd	134,000	106,809
Wuxi Xinje Electric Co Ltd A Shares (China)	33,000	261,809
		797,394
Semiconductors & Semiconductor Equipment - 0.1%
All Winner Technology Co Ltd A Shares (China)	983,960	5,108,570
Union Semiconductor Hefei Co Ltd A Shares (China)	414,379	529,502
		5,638,072
Software - 0.0%
Neusoft Corp A Shares (China)	874,332	1,174,317
Sangfor Technologies Inc A Shares (China)	114,005	1,414,028
Wondershare Technology Group Co Ltd A Shares (China)	371,999	3,035,514
		5,623,859
Technology Hardware, Storage & Peripherals - 0.0%
Anker Innovations Technology Co Ltd A Shares (China)	130,000	1,841,731
Xiaomi Corp B Shares (c)(d)(e)	588,800	3,790,112
		5,631,843
TOTAL INFORMATION TECHNOLOGY		17,691,168

Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	812,900	2,166,738
TOTAL CHINA		240,145,505
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,571	1,383,929
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	53,042	7,592,538
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	315,715	12,098,107
Insurance - 0.0%
Tryg A/S	18,348	472,021
TOTAL FINANCIALS		12,570,128

Health Care - 0.6%
Biotechnology - 0.0%
Genmab A/S (e)	5,610	1,183,484
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	2,008,281	142,684,025
TOTAL HEALTH CARE		143,867,509

Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	140,327	33,044,839
Building Products - 0.0%
ROCKWOOL A/S Series B	7,910	375,347
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	91,932	1,453,929
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	253	451,881
AP Moller - Maersk A/S Series B	3,270	5,924,082
		6,375,963
TOTAL INDUSTRIALS		41,250,078

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	284,544	20,049,065
TOTAL DENMARK		226,713,247
FINLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	7,955	419,108
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp	726,747	10,536,448
Nordea Bank Abp (Denmark)	14,107	203,381
Nordea Bank Abp (Sweden)	106,487	1,542,276
		12,282,105
Insurance - 0.1%
Mandatum Holding Oy	537,539	3,157,944
Sampo Oyj A Shares	2,234,430	23,838,437
Sampo Oyj Series A (Denmark)	794	8,520
		27,004,901
TOTAL FINANCIALS		39,287,006

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	9,511	645,256
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	31,387	1,954,408
Metso Oyj	180,868	2,183,047
Valmet Oyj	29,264	954,635
Wartsila OYJ Abp	46,175	924,330
		6,016,420
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,459,814	12,801,608
Nokia Oyj (France)	406,360	2,112,757
Nokia Oyj (Sweden)	21,323	110,853
Nokia Oyj ADR	963,571	5,029,841
		20,055,059
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	357,891	3,618,915
UPM-Kymmene Oyj	377,510	10,448,437
		14,067,352
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	403,750	6,968,257
TOTAL FINLAND		87,458,458
FRANCE - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	2,043,633	30,502,074
Entertainment - 0.0%
Bollore SE	779,907	4,959,054
Ubisoft Entertainment SA ADR (e)	64,185	143,133
		5,102,187
Media - 0.1%
JCDecaux SE	397,872	6,830,668
Publicis Groupe SA	76,260	8,312,848
		15,143,516
TOTAL COMMUNICATION SERVICES		50,747,777

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	542,620	20,760,111
Valeo SE	126,042	1,325,239
		22,085,350
Automobiles - 0.0%
Renault SA	95,848	4,938,733
Hotels, Restaurants & Leisure - 0.2%
Accor SA	643,276	34,146,562
FDJ UNITED (c)(d)	23,000	844,570
Sodexo SA	117,900	8,142,436
		43,133,568
Household Durables - 0.0%
SEB SA	27,000	2,679,435
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	18,896	52,093,865
Kering SA	275,941	53,931,929
LVMH Moet Hennessy Louis Vuitton SE	85,889	46,586,774
		152,612,568
TOTAL CONSUMER DISCRETIONARY		225,449,654

Consumer Staples - 0.4%
Beverages - 0.1%
Pernod Ricard SA	325,370	33,626,553
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,475,960	22,062,944
Food Products - 0.2%
Danone SA	416,805	35,635,708
Personal Care Products - 0.0%
L'Oreal SA	27,730	11,737,154
TOTAL CONSUMER STAPLES		103,062,359

Energy - 0.4%
Energy Equipment & Services - 0.0%
Vallourec SACA	647,450	10,964,719
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	1,624,821	95,650,225
TOTAL ENERGY		106,614,944

Financials - 1.4%
Banks - 1.0%
BNP Paribas SA	1,161,501	101,717,872
BNP Paribas SA ADR	23,208	1,020,456
Credit Agricole SA	1,508,825	27,625,348
Societe Generale SA Series A	1,479,517	80,334,363
		210,698,039
Capital Markets - 0.0%
Amundi SA (c)(d)	143,100	11,674,395
Financial Services - 0.1%
Edenred SE	818,769	25,565,960
Eurazeo SE	7,937	554,693
Wendel SE	2,292	222,900
Worldline SA/France (b)(c)(d)(e)	1,020,574	6,060,580
		32,404,133
Insurance - 0.3%
AXA SA	1,598,215	75,332,782
Coface SA	44,134	825,344
SCOR SE	49,124	1,615,326
		77,773,452
TOTAL FINANCIALS		332,550,019

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	168,215	46,737,632
EssilorLuxottica SA rights (e)(g)	173,451	777,932
		47,515,564
Pharmaceuticals - 0.0%
Ipsen SA (e)	9,754	1,148,496
TOTAL HEALTH CARE		48,664,060

Industrials - 2.2%
Aerospace & Defense - 1.0%
Airbus SE	126,367	23,241,999
Airbus SE ADR	20,624	943,960
Dassault Aviation SA	29,194	10,567,687
Safran SA	421,725	125,170,776
Safran SA ADR	58,822	4,325,770
Thales SA	184,432	56,486,261
		220,736,453
Building Products - 0.3%
Cie de Saint-Gobain SA	718,821	80,927,719
Construction & Engineering - 0.3%
Bouygues SA	600,141	26,160,101
Eiffage SA	9,615	1,322,091
Vinci SA	355,543	50,801,999
		78,284,191
Electrical Equipment - 0.4%
Legrand SA	698,811	84,861,076
Ground Transportation - 0.0%
Ayvens SA (c)(d)	297,246	3,024,071
Machinery - 0.2%
Alstom SA (e)	2,076,384	46,937,654
Manitou BF SA	10,583	251,144
		47,188,798
Professional Services - 0.0%
Teleperformance SE	92,914	9,393,649
Trading Companies & Distributors - 0.0%
Rexel SA	127,600	3,582,967
Transportation Infrastructure - 0.0%
Getlink SE Series A (e)	91,671	1,753,880
TOTAL INDUSTRIALS		529,752,804

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	6,555	1,693,998
IT Services - 0.3%
Alten SA	40,200	3,341,220
Capgemini SE	368,365	61,171,846
		64,513,066
Software - 0.1%
Dassault Systemes SE	856,751	32,126,829
TOTAL INFORMATION TECHNOLOGY		98,333,893

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	332,010	68,795,437
Air Liquide SA ADR	3,182	131,703
Arkema SA	33,388	2,384,564
		71,311,704
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	38,288	2,295,433
Office REITs - 0.0%
Gecina SA	20,160	2,218,106
Retail REITs - 0.1%
Klepierre SA	478,897	18,738,094
TOTAL REAL ESTATE		23,251,633

Utilities - 0.5%
Multi-Utilities - 0.5%
Engie SA	3,624,611	78,230,028
Veolia Environnement SA	947,066	32,594,809
		110,824,837
TOTAL FRANCE		1,700,563,684
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (e)	75,897	1,916,349
GERMANY - 5.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	3,055,874	115,721,174
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	68,792	8,334,324
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	26,522	3,610,717
TOTAL COMMUNICATION SERVICES		127,666,215

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	55,240	4,844,628
Automobiles - 0.0%
Bayerische Motoren Werke AG	137,498	12,193,136
Mercedes-Benz Group AG	89,845	5,372,527
Volkswagen AG	1,901	209,469
Volkswagen AG ADR	27,831	304,750
		18,079,882
Specialty Retail - 0.1%
Auto1 Group SE (c)(d)(e)	170,363	4,565,153
Zalando SE (c)(d)(e)	426,507	15,230,523
		19,795,676
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	158,559	39,517,863
Puma SE	8,882	230,449
		39,748,312
TOTAL CONSUMER DISCRETIONARY		82,468,498

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Beiersdorf AG	62,903	8,617,210
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	253,654	7,715,826
Capital Markets - 0.4%
Deutsche Bank AG	579,769	16,036,157
Deutsche Boerse AG	215,584	69,450,142
flatexDEGIRO AG	38,907	1,080,568
		86,566,867
Insurance - 0.7%
Allianz SE	229,968	91,208,410
Hannover Rueck SE	98,314	31,077,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,961	41,438,586
Talanx AG	111,405	14,458,356
		178,183,320
TOTAL FINANCIALS		272,466,013

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	196,313	10,390,339
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	424,800	20,827,405
Pharmaceuticals - 0.2%
Bayer AG	120,654	3,396,835
Merck KGaA	231,048	30,276,271
		33,673,106
TOTAL HEALTH CARE		64,890,850

Industrials - 1.2%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	70,032	27,871,001
Rheinmetall AG	23,480	50,323,921
		78,194,922
Air Freight & Logistics - 0.1%
Deutsche Post AG	749,298	33,623,140
Electrical Equipment - 0.1%
Siemens Energy AG (e)	222,140	21,708,752
Industrial Conglomerates - 0.5%
Siemens AG	444,078	106,811,107
Machinery - 0.2%
Daimler Truck Holding AG	171,184	7,426,911
Gea Group Ag	219,978	14,711,690
KION Group AG	86,724	4,027,454
Knorr-Bremse AG	87,929	8,885,669
Krones AG	11,935	1,878,251
Rational AG	467	383,640
RENK GmbH	21,961	1,954,454
		39,268,069
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	132,083	1,056,714
Trading Companies & Distributors - 0.0%
Brenntag SE	81,599	5,525,741
TOTAL INDUSTRIALS		286,188,445

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,443,762	56,133,064
Software - 1.2%
Nemetschek SE	19,401	2,694,130
SAP SE	918,599	277,894,724
SAP SE ADR	22,203	6,724,401
		287,313,255
TOTAL INFORMATION TECHNOLOGY		343,446,319

Materials - 0.4%
Chemicals - 0.2%
BASF SE	254,563	12,275,543
Covestro AG	81,672	5,610,436
K+S AG	131,800	2,398,926
LANXESS AG	591,386	18,237,648
Symrise AG	159,267	19,043,305
		57,565,858
Construction Materials - 0.2%
Heidelberg Materials AG	208,051	40,780,336
TOTAL MATERIALS		98,346,194

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (b)	150,523	12,775,623
LEG Immobilien SE rights (e)(g)	150,523	461,460
		13,237,083
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	175,011	6,589,545
Multi-Utilities - 0.3%
E.ON SE	3,402,397	59,630,765
TOTAL UTILITIES		66,220,310

TOTAL GERMANY		1,363,547,137
GREECE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	74,614	1,439,401
Financials - 0.0%
Banks - 0.0%
National Bank of Greece SA	687,741	8,199,403
TOTAL GREECE		9,638,804
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	3,510,220	5,058,664
PCCW Ltd	465,000	309,561
		5,368,225
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	342,500	917,282
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (e)	609,821	3,829,676
Household Durables - 0.0%
Man Wah Holdings Ltd	144,800	76,822
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	568,000	856,227
TOTAL CONSUMER DISCRETIONARY		5,680,007

Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	741,500	684,656
Financials - 0.9%
Banks - 0.0%
Hang Seng Bank Ltd	143,700	2,012,251
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	29,216	2,977,987
Hong Kong Exchanges & Clearing Ltd	1,282,130	64,137,743
Hong Kong Exchanges & Clearing Ltd ADR	37,568	1,881,405
		68,997,135
Insurance - 0.6%
AIA Group Ltd	11,162,143	93,455,598
AIA Group Ltd ADR	136,259	4,531,974
Prudential PLC	3,992,723	45,412,255
Prudential PLC (Hong Kong)	7,500	85,415
Prudential PLC ADR (b)	16,630	379,829
		143,865,071
TOTAL FINANCIALS		214,874,457

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	132,500	463,009
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	14,800	658,600
Jardine Matheson Holdings Ltd ADR (b)	999	44,396
Swire Pacific Ltd A Shares	33,500	285,607
		988,603
Machinery - 0.1%
Techtronic Industries Co Ltd	1,062,800	11,837,813
Techtronic Industries Co Ltd ADR	46,250	2,571,037
		14,408,850
TOTAL INDUSTRIALS		15,860,462

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	377,465
IT Services - 0.0%
SUNeVision Holdings Ltd	576,000	493,645
TOTAL INFORMATION TECHNOLOGY		871,110

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	2,007,600	8,321,154
Hongkong Land Holdings Ltd (Singapore)	104,000	537,680
Hysan Development Co Ltd	18,000	29,613
Sun Hung Kai Properties Ltd	323,500	3,474,931
Wharf Real Estate Investment Co Ltd	278,000	697,030
		13,060,408
Retail REITs - 0.0%
Link REIT	1,302,465	6,918,374
TOTAL REAL ESTATE		19,978,782

Utilities - 0.0%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	57,500	372,158
CLP Holdings Ltd	481,500	4,077,538
Power Assets Holdings Ltd	123,500	782,004
		5,231,700
TOTAL HONG KONG		268,549,399
INDIA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	218,742	4,747,516
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Eicher Motors Ltd	25,514	1,591,110
Mahindra & Mahindra Ltd	84,319	2,934,841
		4,525,951
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (e)	480,624	1,339,236
Indian Hotels Co Ltd/The	207,522	1,868,013
MakeMyTrip Ltd (e)	8,524	866,294
		4,073,543
TOTAL CONSUMER DISCRETIONARY		8,599,494

Consumer Staples - 0.0%
Food Products - 0.0%
Nestle India Ltd	29,882	837,225
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	293,307	4,872,989
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar (e)	1,067,875	24,383,356
HDFC Bank Ltd/Gandhinagar ADR	157,819	11,897,974
ICICI Bank Ltd	441,977	7,501,029
ICICI Bank Ltd ADR	60,900	2,085,216
		45,867,575
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	17,684	988,986
TOTAL FINANCIALS		46,856,561

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	12,069	970,958
Max Healthcare Institute Ltd	120,888	1,590,459
		2,561,417
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	464,182	2,087,406
Hindustan Aeronautics Ltd (c)	38,420	2,234,505
		4,321,911
Electrical Equipment - 0.0%
Havells India Ltd	39,214	700,148
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	34,518	2,151,207
Professional Services - 0.0%
Computer Age Management Services Ltd	20,666	957,154
TOTAL INDUSTRIALS		8,130,420

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Macrotech Developers Ltd (c)(d)	58,800	980,063
TOTAL INDIA		77,585,685
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	25,831,500	14,901,998
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	301,402
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	9,043,505	71,350,785
AIB Group PLC (United Kingdom)	16,482	135,463
AIB Group PLC ADR	4,580	72,868
Bank of Ireland Group PLC	3,091,439	42,402,907
		113,962,023
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	423,116	36,272,243
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	215,203	24,905,443
TOTAL INDUSTRIALS		61,177,686

TOTAL IRELAND		175,441,111
ISRAEL - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(e)	76,299	5,678,934
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	216,924	3,635,877
Bank Leumi Le-Israel BM	572,840	9,234,569
First International Bank of Israel Ltd	2,775	174,548
Israel Discount Bank Ltd Class A	111,762	951,098
Mizrahi Tefahot Bank Ltd	14,071	805,774
		14,801,866
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (e)	883,400	14,823,452
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,593	638,832
Elbit Systems Ltd (United States) (b)	1,198	490,707
		1,129,539
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (b)	304,559	5,314,555
TOTAL INDUSTRIALS		6,444,094

Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (e)	48,655	7,247,162
Software - 0.1%
Check Point Software Technologies Ltd (e)	66,403	15,198,319
Nice Ltd (e)	5,759	970,679
Nice Ltd ADR (e)	35,372	5,869,276
		22,038,274
TOTAL INFORMATION TECHNOLOGY		29,285,436

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	46,056	303,457
ICL Group Ltd (United States) (b)	17,304	114,725
		418,182
TOTAL ISRAEL		71,451,964
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	39,913	468,147
Telecom Italia SpA/Milano (e)	935,318	399,739
Telecom Italia SpA/Milano (e)	595,478	279,447
		1,147,333
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Pirelli & C SpA (c)(d)	1,207,070	8,634,576
Automobiles - 0.1%
Ferrari NV (b)	10,492	5,023,150
Ferrari NV (Italy)	8,639	4,133,577
		9,156,727
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	61,361	1,613,612
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	21,350	2,629,029
Moncler SpA	98,842	6,179,392
		8,808,421
TOTAL CONSUMER DISCRETIONARY		28,213,336

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	159,711	8,310,507
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA (b)	693,098	10,221,153
Financials - 1.3%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA (b)	426,216	3,518,778
Banco BPM SpA	120,278	1,380,719
BPER Banca SPA	84,515	749,659
FinecoBank Banca Fineco SpA	1,123,476	24,262,879
Intesa Sanpaolo SpA (b)	10,747,768	60,001,889
Mediobanca Banca di Credito Finanziario SpA (b)	45,872	1,089,626
UniCredit SpA	2,039,590	131,158,891
		222,162,441
Capital Markets - 0.0%
Azimut Holding SpA	52,518	1,532,531
Banca Generali SpA	73,686	4,296,289
		5,828,820
Financial Services - 0.0%
Nexi SpA (c)(d)	45,694	274,773
Insurance - 0.3%
Generali (b)	1,163,336	42,335,162
Poste Italiane Spa (c)(d)	489,400	10,619,221
Unipol Assicurazioni SpA	33,883	662,880
		53,617,263
TOTAL FINANCIALS		281,883,297

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	20,144	2,089,632
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA (b)	39,485	876,962
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	379,640	22,760,086
TOTAL HEALTH CARE		25,726,680

Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	100,033	6,188,014
Electrical Equipment - 0.2%
Eurogroup Laminations SpA (b)	201,082	633,812
Prysmian SpA	510,955	32,860,560
		33,494,372
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	6,769	276,691
GVS SpA (c)(d)(e)	37,800	183,054
Interpump Group SpA	37,000	1,442,680
		1,902,425
Passenger Airlines - 0.1%
Ryanair Holdings PLC	217,100	5,768,691
Ryanair Holdings PLC ADR	406,716	22,613,410
Wizz Air Holdings Plc (c)(d)(e)	144,084	3,098,340
		31,480,441
TOTAL INDUSTRIALS		73,065,252

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	3,039,552	27,939,589
Multi-Utilities - 0.0%
Hera SpA	183,787	912,353
TOTAL UTILITIES		28,851,942

TOTAL ITALY		457,419,500
JAPAN - 10.6%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Internet Initiative Japan Inc	57,200	1,106,674
Nippon Telegraph & Telephone Corp (b)	34,158,400	38,031,728
		39,138,402
Entertainment - 0.5%
Bank of Innovation Inc (e)	2,300	148,810
Capcom Co Ltd	1,014,200	30,307,238
DeNA Co Ltd	116,400	2,244,729
Konami Group Corp	51,000	6,922,866
MIXI Inc	46,300	1,073,078
Nexon Co Ltd	40,400	727,248
Nintendo Co Ltd	884,810	72,188,507
Square Enix Holdings Co Ltd	25,400	1,601,897
Toho Co Ltd/Tokyo (b)	70,800	3,732,432
		118,946,805
Interactive Media & Services - 0.1%
LY Corp	4,197,030	15,134,000
Media - 0.0%
TBS Holdings Inc	6,800	218,798
TV Asahi Holdings Corp	37,300	676,556
Zenrin Co Ltd	13,800	111,339
		1,006,693
Wireless Telecommunication Services - 0.1%
KDDI Corp	1,743,700	30,184,341
SoftBank Corp	24,100	37,031
SoftBank Group Corp	96,400	5,035,778
		35,257,150
TOTAL COMMUNICATION SERVICES		209,483,050

Consumer Discretionary - 1.6%
Automobile Components - 0.2%
Aisin Corp	62,300	797,935
Asti Corp	12,000	151,360
Bridgestone Corp	136,300	5,852,052
Denso Corp	976,500	13,183,578
FCC Co Ltd	14,400	282,306
JTEKT Corp	72,300	568,210
Koito Manufacturing Co Ltd	181,200	2,301,282
Sumitomo Electric Industries Ltd	871,420	18,278,687
Sumitomo Rubber Industries Ltd	159,000	1,989,503
Toyoda Gosei Co Ltd	8,100	157,953
TPR Co Ltd	19,100	262,020
		43,824,886
Automobiles - 0.4%
Honda Motor Co Ltd	779,894	7,922,471
Isuzu Motors Ltd	1,108,175	14,979,044
Mazda Motor Corp	52,700	330,573
Subaru Corp	219,700	4,033,048
Suzuki Motor Corp	1,470,900	18,667,287
Toyota Motor Corp	2,499,910	47,593,808
		93,526,231
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd (b)	432,100	6,532,721
Pan Pacific International Holdings Corp	941,680	31,013,041
Rakuten Group Inc (e)	1,508,400	8,302,078
Ryohin Keikaku Co Ltd	98,490	3,759,332
		49,607,172
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	73,032
Hotels, Restaurants & Leisure - 0.0%
Zensho Holdings Co Ltd	9,200	505,027
Household Durables - 0.6%
Panasonic Holdings Corp	2,922,810	33,499,695
Sony Group Corp	4,182,987	111,961,542
		145,461,237
Leisure Products - 0.0%
Bandai Namco Holdings Inc	72,400	2,300,258
GLOBERIDE Inc	81,800	1,160,247
Shimano Inc	6,900	977,556
Yamaha Corp	215,900	1,506,874
Yonex Co Ltd	44,600	884,282
		6,829,217
Specialty Retail - 0.2%
ABC-Mart Inc	33,200	648,334
Aoyama Trading Co Ltd	8,700	132,469
Fast Retailing Co Ltd	99,820	33,248,989
Haruyama Holdings Inc (b)	49,500	226,009
Kojima Co Ltd	180,600	1,309,050
Shimamura Co Ltd	13,000	903,888
United Arrows Ltd	40,000	587,095
ZOZO Inc	130,500	1,413,997
		38,469,831
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	204,600	4,952,374
TOTAL CONSUMER DISCRETIONARY		383,249,007

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	1,158,370	15,267,345
Kirin Holdings Co Ltd	670,700	9,622,045
Suntory Beverage & Food Ltd	109,900	3,582,757
		28,472,147
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	122,700	3,772,186
Kobe Bussan Co Ltd	97,300	3,076,653
Kusuri no Aoki Holdings Co Ltd	21,000	515,897
MatsukiyoCocokara & Co	109,000	2,208,861
Okuwa Co Ltd	23,400	146,193
Seven & i Holdings Co Ltd	2,007,900	30,200,071
Sugi Holdings Co Ltd	257,200	5,662,529
Sundrug Co Ltd	37,400	1,167,264
Tsuruha Holdings Inc	4,800	377,108
United Super Markets Holdings Inc	50,800	319,850
Welcia Holdings Co Ltd	83,300	1,480,233
Yaoko Co Ltd	8,600	560,006
		49,486,851
Food Products - 0.3%
Ajinomoto Co Inc	1,890,010	47,250,022
Ezaki Glico Co Ltd	142,800	4,603,699
House Foods Group Inc	12,900	245,772
Kikkoman Corp	82,600	753,579
Maruha Nichiro Corp	14,400	312,328
Megmilk Snow Brand Co Ltd	17,000	333,041
MEIJI Holdings Co Ltd	22,400	500,860
NH Foods Ltd	9,700	341,064
Nippn Corp	5,000	75,784
Nisshin Seifun Group Inc	159,900	1,928,207
Nissin Foods Holdings Co Ltd (b)	16,900	359,622
Toyo Suisan Kaisha Ltd	228,600	15,235,234
Yakult Honsha Co Ltd	29,900	606,540
		72,545,752
Household Products - 0.0%
Lion Corp	100,500	1,091,640
Pigeon Corp	5,200	67,360
Unicharm Corp	111,700	890,759
		2,049,759
Personal Care Products - 0.1%
Kao Corp (b)	267,000	12,188,924
Kose Corp	25,600	1,029,907
Rohto Pharmaceutical Co Ltd (b)	537,500	7,607,066
Shiseido Co Ltd	28,000	450,653
		21,276,550
TOTAL CONSUMER STAPLES		173,831,059

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	440,100	2,085,238
Idemitsu Kosan Co Ltd	80,500	490,329
Inpex Corp	972,760	13,007,520
Japan Petroleum Exploration Co Ltd	66,600	463,763
San-Ai Obbli Co Ltd	55,400	670,290
		16,717,140
Financials - 1.8%
Banks - 0.9%
Chiba Bank Ltd/The	2,590,330	23,541,376
Concordia Financial Group Ltd	448,800	2,877,091
Japan Post Bank Co Ltd	682,600	7,378,883
Mitsubishi UFJ Financial Group Inc	2,736,410	38,277,760
Mizuho Financial Group Inc	1,156,189	32,151,612
Rakuten Bank Ltd (e)	40,600	2,129,951
Resona Holdings Inc	3,710,200	32,883,858
Sumitomo Mitsui Financial Group Inc	2,892,120	74,301,278
Sumitomo Mitsui Trust Group Inc	309,500	8,374,979
		221,916,788
Capital Markets - 0.0%
Daiwa Securities Group Inc	181,300	1,226,379
Japan Exchange Group Inc	205,800	2,254,215
Nomura Holdings Inc	785,800	4,801,923
SBI Holdings Inc	504,400	15,384,910
		23,667,427
Financial Services - 0.2%
eGuarantee Inc	125,300	1,384,530
GMO Payment Gateway Inc	57,909	3,563,197
Mitsubishi HC Capital Inc	80,700	593,634
ORIX Corp	1,607,060	34,056,579
		39,597,940
Insurance - 0.7%
Dai-ichi Life Holdings Inc	860,100	6,713,507
Japan Post Holdings Co Ltd	1,487,500	14,575,218
Japan Post Insurance Co Ltd	40,900	902,730
Ms&Ad Insurance Group Holdings Inc	792,500	18,876,143
Sompo Holdings Inc	1,000,900	30,288,590
T&D Holdings Inc	318,600	7,288,814
Tokio Marine Holdings Inc	1,986,360	84,007,794
		162,652,796
TOTAL FINANCIALS		447,834,951

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hogy Medical Co Ltd	22,800	607,651
Hoya Corp	311,530	36,781,724
Olympus Corp	1,765,400	22,620,061
Sysmex Corp	176,400	2,981,987
Terumo Corp	980,400	17,997,025
		80,988,448
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	80,100	2,957,513
Health Care Technology - 0.0%
M3 Inc (b)	649,800	9,122,252
Pharmaceuticals - 0.5%
Astellas Pharma Inc	456,400	4,508,151
Chugai Pharmaceutical Co Ltd	317,900	16,620,296
Daiichi Sankyo Co Ltd	2,040,840	54,314,719
Eisai Co Ltd	24,500	701,481
Kyowa Kirin Co Ltd	168,500	2,753,833
Otsuka Holdings Co Ltd	255,600	12,994,699
Shionogi & Co Ltd	230,000	3,840,433
Takeda Pharmaceutical Co Ltd	455,800	13,685,441
Takeda Pharmaceutical Co Ltd ADR (b)	65,699	987,456
		110,406,509
TOTAL HEALTH CARE		203,474,722

Industrials - 2.6%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	32,000	593,701
Building Products - 0.1%
Agc Inc	17,600	522,060
Daikin Industries Ltd	181,728	20,677,128
Sanwa Holdings Corp (b)	46,400	1,608,095
Sekisui Jushi Corp	27,000	361,575
TOTO Ltd	54,900	1,404,172
		24,573,030
Commercial Services & Supplies - 0.0%
Japan Elevator Service Holdings Co Ltd	53,200	1,334,668
Secom Co Ltd	19,700	717,358
		2,052,026
Construction & Engineering - 0.1%
Kajima Corp	168,300	4,146,065
Shimizu Corp	340,100	3,739,180
Taisei Corp	260,000	14,492,080
		22,377,325
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	229,320	10,129,488
Hirakawa Hewtech Corp	79,675	830,000
Mitsubishi Electric Corp	2,890,700	57,689,693
NIDEC CORP	612,830	11,898,051
		80,547,232
Ground Transportation - 0.1%
Central Japan Railway Co	269,400	5,885,235
East Japan Railway Co	282,700	5,924,773
Hankyu Hanshin Holdings Inc	29,400	793,766
Tokyu Corp	87,000	1,056,324
		13,660,098
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	15,670	4,284,081
Hitachi Ltd	4,972,776	138,543,178
Sekisui Chemical Co Ltd	81,900	1,428,604
		144,255,863
Machinery - 0.9%
Daido Kogyo Co Ltd	65,000	507,279
Daifuku Co Ltd	96,800	2,602,053
Ebara Corp	509,090	8,141,245
FANUC Corp	1,373,568	36,659,520
Kawasaki Heavy Industries Ltd	71,790	5,034,253
Kurita Water Industries Ltd	27,900	1,048,371
Makita Corp	98,529	3,044,303
MISUMI Group Inc	347,762	4,586,954
Mitsubishi Heavy Industries Ltd	1,447,597	33,332,949
Rheon Automatic Machinery Co Ltd	97,500	817,836
SMC Corp	123,800	46,420,287
Sumitomo Heavy Industries Ltd	461,140	9,643,420
Toyota Industries Corp	273,840	34,473,829
		186,312,299
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	302,956
Professional Services - 0.1%
BayCurrent Inc	151,000	8,025,168
Recruit Holdings Co Ltd	325,738	19,401,033
TechnoPro Holdings Inc	286,000	7,838,938
		35,265,139
Trading Companies & Distributors - 0.4%
ITOCHU Corp	615,267	32,656,047
Marubeni Corp	289,000	5,857,826
Mitsubishi Corp	612,900	12,398,020
Mitsui & Co Ltd	848,400	17,715,575
MonotaRO Co Ltd	138,100	2,848,820
Ochi Holdings Co Ltd	4,900	46,312
Sumitomo Corp	636,500	16,209,473
Toyota Tsusho Corp	59,900	1,265,889
		88,997,962
TOTAL INDUSTRIALS		598,937,631

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.4%
Hamamatsu Photonics KK (b)	231,800	2,502,528
Hirose Electric Co Ltd	58,090	6,858,814
Ibiden Co Ltd	230,980	9,488,327
Keyence Corp	55,907	23,401,012
Kyocera Corp	718,300	8,733,530
Murata Manufacturing Co Ltd	1,884,800	27,346,261
Shimadzu Corp (b)	523,800	12,715,059
Yokogawa Electric Corp	82,000	2,010,308
		93,055,839
IT Services - 0.5%
BIPROGY Inc	22,000	892,262
Fujitsu Ltd	2,315,600	53,032,770
NEC Corp	512,910	13,388,662
Nomura Research Institute Ltd	629,600	24,269,815
Obic Co Ltd	113,100	4,139,808
Otsuka Corp	143,900	2,965,603
SCSK Corp	215,300	6,569,945
Suzuyo Shinwart Corp	8,300	163,410
TIS Inc	212,670	7,017,319
		112,439,594
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp	365,981	18,509,929
Disco Corp	20,300	4,547,425
Renesas Electronics Corp	5,135,740	62,375,751
Tokyo Electron Ltd	225,572	35,497,144
		120,930,249
Software - 0.0%
Rakus Co Ltd	26,900	417,254
Sansan Inc (e)	150,394	2,107,053
Trend Micro Inc/Japan	11,400	853,772
		3,378,079
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	144,200	2,476,238
Canon Inc	597,660	18,257,920
FUJIFILM Holdings Corp	1,315,070	29,684,696
Ricoh Co Ltd	48,900	455,953
Seiko Epson Corp	181,200	2,344,462
Wacom Co Ltd	73,300	328,562
		53,547,831
TOTAL INFORMATION TECHNOLOGY		383,351,592

Materials - 0.2%
Chemicals - 0.2%
Asahi Kasei Corp	351,000	2,466,449
Ishihara Chemical Co Ltd	17,000	227,659
Kuraray Co Ltd	332,420	4,208,906
Nitto Denko Corp	397,800	7,236,091
Shin-Etsu Chemical Co Ltd	1,159,280	37,016,008
Toray Industries Inc	492,300	3,396,275
		54,551,388
Metals & Mining - 0.0%
Sumitomo Metal Mining Co Ltd	120,300	2,739,537
TOTAL MATERIALS		57,290,925

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Mitsubishi Estate Co Ltd	787,250	14,307,477
Mitsui Fudosan Co Ltd	2,975,800	28,500,689
		42,808,166
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	810,894
Kansai Electric Power Co Inc/The	88,100	999,595
Okinawa Electric Power Co Inc/The	21,500	133,127
Tokyo Electric Power Co Holdings Inc (e)	137,300	376,748
		2,320,364
Gas Utilities - 0.1%
Osaka Gas Co Ltd	346,300	8,816,938
Tokyo Gas Co Ltd	32,400	1,086,457
		9,903,395
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	132,700	319,081
Electric Power Development Co Ltd	403,300	6,792,436
		7,111,517
TOTAL UTILITIES		19,335,276

TOTAL JAPAN		2,536,313,519
KOREA (SOUTH) - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	172,306	6,291,685
Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	258,307	10,788,107
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	57,977	16,972,337
TOTAL FINANCIALS		27,760,444

Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	21,980	3,253,032
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,201,268	89,531,657
TOTAL INFORMATION TECHNOLOGY		92,784,689

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	189,955	4,148,167
TOTAL KOREA (SOUTH)		130,984,985
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	228,357	4,244,544
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE (b)	191,403	12,765,878
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	899,922	27,302,935
ArcelorMittal SA rights (e)(g)	906,021	249,035
		27,551,970
TOTAL LUXEMBOURG		44,562,392
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	2,007,000	8,549,030
Sands China Ltd	7,540,400	14,828,655

TOTAL MACAU		23,377,685
MEXICO - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Arca Continental SAB de CV	44,800	492,601
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	52,600	650,530
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	4,109	1,323,181
		1,973,711
TOTAL MEXICO		2,466,312
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,848,775	13,393,419
Entertainment - 0.1%
Universal Music Group NV	679,620	21,746,122
Universal Music Group NV rights (e)(g)	679,620	216,069
		21,962,191
TOTAL COMMUNICATION SERVICES		35,355,610

Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	123,282	9,602,666
Heineken NV	486,563	43,407,521
		53,010,187
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	81,121	3,423,632
Food Products - 0.0%
JDE Peet's NV	65,216	1,793,479
TOTAL CONSUMER STAPLES		58,227,298

Financials - 0.8%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	550,602	14,235,372
ING Groep NV	3,387,463	71,957,014
ING Groep NV ADR	221,814	4,715,766
		90,908,152
Capital Markets - 0.2%
Euronext NV (c)(d)	244,990	39,890,137
Financial Services - 0.1%
Adyen NV (c)(d)(e)	15,339	29,396,877
Adyen NV ADR (e)	32,075	614,236
EXOR NV	44,245	4,260,181
		34,271,294
Insurance - 0.1%
Aegon Ltd	120,977	866,162
ASR Nederland NV (b)	149,524	9,589,006
NN Group NV	116,168	7,310,062
		17,765,230
TOTAL FINANCIALS		182,834,813

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (e)	57,530	33,009,132
Argenx SE ADR (e)	9,473	5,430,492
		38,439,624
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,531,823	35,323,151
Koninklijke Philips NV rights (b)(e)(g)	1,478,976	1,427,407
		36,750,558
TOTAL HEALTH CARE		75,190,182

Industrials - 0.4%
Machinery - 0.0%
Aalberts NV (b)	94,261	3,290,061
Professional Services - 0.3%
Wolters Kluwer NV	375,341	66,612,081
Wolters Kluwer NV ADR (b)	1,696	301,345
Wolters Kluwer NV rights (e)(g)	374,953	638,611
		67,552,037
Trading Companies & Distributors - 0.1%
IMCD NV	114,191	15,494,151
TOTAL INDUSTRIALS		86,336,249

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	32,769	17,844,746
ASML Holding NV	201,445	148,412,633
BE Semiconductor Industries NV	75,330	9,113,589
NXP Semiconductors NV	58,312	11,145,173
		186,516,141
Software - 0.0%
Topicus.com Inc (e)	8,700	1,138,002
TOTAL INFORMATION TECHNOLOGY		187,654,143

Materials - 0.2%
Chemicals - 0.2%
Akzo Nobel NV	671,148	45,802,814
TOTAL NETHERLANDS		671,401,109
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	55,167	1,203,224
Fisher & Paykel Healthcare Corp Ltd (Australia)	33,103	724,005
		1,927,229
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (e)	44,807	5,322,773
TOTAL NEW ZEALAND		7,250,002
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	111,538	1,711,195
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	816,320	18,793,738
Equinor ASA	959,601	22,465,047
Equinor ASA ADR	44,438	1,043,849
		42,302,634
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	1,184,678	31,685,164
Insurance - 0.0%
Gjensidige Forsikring ASA (b)	60,246	1,525,126
Storebrand ASA A Shares	469,883	6,154,687
		7,679,813
TOTAL FINANCIALS		39,364,977

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	8,198	1,444,051
Machinery - 0.0%
TOMRA Systems ASA	10,072	150,378
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	54,341	418,708
TOTAL INDUSTRIALS		2,013,137

TOTAL NORWAY		85,391,943
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	7,383	1,563,793
POLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	189	728,117
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	653,161	16,434,558
Sonae SGPS SA	1,188,749	1,646,713
		18,081,271
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	777,942	12,454,299
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	726,365	565,779
TOTAL PORTUGAL		31,101,349
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (e)(f)	3,670,010	1
Gazprom PJSC ADR (e)(f)	33,845	0
LUKOIL PJSC (e)(f)	35,755	0
Rosneft Oil Co PJSC (e)(f)	420,640	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (e)(f)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (e)(f)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	8,430,570	24,889,975
Entertainment - 0.2%
Sea Ltd Class A ADR (e)	243,351	39,026,200
TOTAL COMMUNICATION SERVICES		63,916,175

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	507,300	271,399
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,189,190	41,233,244
Oversea-Chinese Banking Corp Ltd	130,800	1,645,965
United Overseas Bank Ltd	2,101,954	57,709,007
		100,588,216
Capital Markets - 0.0%
Singapore Exchange Ltd	379,600	4,126,375
TOTAL FINANCIALS		104,714,591

Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	141,000	854,910
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (e)	1,098,994	5,352,101
TOTAL INDUSTRIALS		6,207,011

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	47,529	1,192,936
STMicroelectronics NV (Italy)	22,564	566,337
STMicroelectronics NV depository receipt	34,615	865,721
		2,624,994
TOTAL SINGAPORE		177,734,170
SOUTH AFRICA - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	97,257	2,576,141
Clicks Group Ltd	49,412	1,066,634
		3,642,775
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd (b)	8,416	1,612,956
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	418,353	12,428,878
TOTAL SOUTH AFRICA		17,684,609
SPAIN - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	208,962	8,011,666
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	438,519	36,537,105
Specialty Retail - 0.1%
Industria de Diseno Textil SA	515,262	27,914,464
TOTAL CONSUMER DISCRETIONARY		64,451,569

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B (b)(e)	175,251	3,305,203
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	124,845	1,682,031
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,183,118	17,760,918
Banco Bilbao Vizcaya Argentaria SA ADR	52,074	783,193
Banco de Sabadell SA	4,115,757	13,108,428
Banco Santander SA	12,300,761	98,131,230
Banco Santander SA (United Kingdom)	16,163	128,921
Banco Santander SA ADR	146,996	1,171,558
Bankinter SA	1,434,067	18,465,051
CaixaBank SA	8,892,356	75,430,549
		224,979,848
Insurance - 0.0%
Mapfre SA (b)	1,272,068	4,818,417
TOTAL FINANCIALS		229,798,265

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (e)	23,318	250,732
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	17,013	1,117,512
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	21,440	5,769,540
TOTAL INDUSTRIALS		6,887,052

Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	1,982,900	36,346,086
TOTAL SPAIN		350,732,604
SWEDEN - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,128,759	4,361,057
Telia Co AB (Finland)	33,874	130,541
		4,491,598
Interactive Media & Services - 0.0%
Hemnet Group AB	52,920	1,676,977
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	51,509	770,731
TOTAL COMMUNICATION SERVICES		6,939,306

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	66,466	6,867,103
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (c)(d)	14,840	1,017,912
Evolution AB ADR	3,904	267,736
		1,285,648
Household Durables - 0.1%
Electrolux AB B Shares (e)	1,505,090	9,808,961
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	433,099	6,198,752
TOTAL CONSUMER DISCRETIONARY		24,160,464

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	493,335	14,423,962
Financials - 0.2%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	1,274,259	21,259,913
Svenska Handelsbanken AB A Shares	137,718	1,840,015
Swedbank AB A1 Shares	79,436	2,150,177
		25,250,105
Financial Services - 0.1%
Industrivarden AB A Shares	11,339	410,889
Industrivarden AB C Shares	57,934	2,092,693
Investor AB A Shares	46,125	1,355,804
Investor AB B Shares	679,085	19,989,443
L E Lundbergforetagen AB B Shares	15,348	783,813
		24,632,642
TOTAL FINANCIALS		49,882,747

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	19,080	368,188
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,821,891
TOTAL HEALTH CARE		4,190,079

Industrials - 0.6%
Building Products - 0.1%
Assa Abloy AB B Shares	902,377	28,641,977
Construction & Engineering - 0.0%
Sweco AB B Shares	48,606	844,158
Industrial Conglomerates - 0.0%
Lifco AB B Shares	39,935	1,626,234
Machinery - 0.5%
Alfa Laval AB	25,222	1,072,605
Atlas Copco AB A Shares	2,637,988	42,373,576
Atlas Copco AB B Shares	137,974	1,965,208
Epiroc AB A Shares	566,092	12,665,836
Husqvarna AB B Shares	191,200	966,475
Indutrade AB	591,878	16,039,502
Sandvik AB	400,092	8,738,886
Volvo AB B Shares	415,208	11,504,851
		95,326,939
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	35,701	1,226,658
Beijer Ref AB B Shares	216,357	3,193,353
		4,420,011
TOTAL INDUSTRIALS		130,859,319

Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,118,347	9,520,005
Telefonaktiebolaget LM Ericsson Class B ADR	1,422,080	12,030,797
		21,550,802
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	236,832	2,387,616
TOTAL INFORMATION TECHNOLOGY		23,938,418

Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB (e)	179,500	5,615,138
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	421,151	5,695,475
TOTAL MATERIALS		11,310,613

TOTAL SWEDEN		265,704,908
SWITZERLAND - 1.7%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	401,213	75,711,771
Swatch Group AG/The (b)	80,248	13,538,340
Swatch Group AG/The (b)	4,422	152,486
		89,402,597
Consumer Staples - 0.0%
Food Products - 0.0%
Chocoladefabriken Lindt & Spruengli AG (b)	415	6,671,263
Financials - 0.7%
Banks - 0.0%
Banque Cantonale Vaudoise	1,650	190,863
Capital Markets - 0.5%
Julius Baer Group Ltd	594,051	39,179,371
Partners Group Holding AG	21,323	28,551,575
Swissquote Group Holding SA	3,383	2,023,223
UBS Group AG	1,593,149	50,698,144
UBS Group AG (United States)	112,213	3,578,472
		124,030,785
Insurance - 0.2%
Baloise Holding AG	9,853	2,336,944
Zurich Insurance Group AG	59,470	41,714,505
		44,051,449
TOTAL FINANCIALS		168,273,097

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	17,398	5,445,595
Health Care Providers & Services - 0.0%
Galenica AG (c)(d)	17,855	1,848,416
Life Sciences Tools & Services - 0.1%
Lonza Group AG	28,448	19,740,222
Siegfried Holding AG	13,541	1,589,380
Tecan Group AG	9,547	1,898,960
		23,228,562
Pharmaceuticals - 0.2%
Galderma Group AG	53,521	7,003,902
Sandoz Group AG	500,682	25,386,951
		32,390,853
TOTAL HEALTH CARE		62,913,426

Industrials - 0.2%
Electrical Equipment - 0.1%
ABB Ltd	362,760	20,549,519
ABB Ltd (Sweden)	57,229	3,234,258
ABB Ltd ADR	10,960	620,884
		24,404,661
Machinery - 0.1%
Schindler Holding AG	59,098	20,996,665
Schindler Holding AG	1,020	349,502
		21,346,167
Professional Services - 0.0%
Adecco Group AG	13,924	389,127
SGS SA	21,620	2,253,419
		2,642,546
TOTAL INDUSTRIALS		48,393,374

Information Technology - 0.0%
Software - 0.0%
Temenos AG	19,816	1,469,947
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	117,270	9,752,076
Logitech International SA (United States) (b)	33,452	2,768,488
		12,520,564
TOTAL INFORMATION TECHNOLOGY		13,990,511

Materials - 0.1%
Chemicals - 0.1%
DSM-Firmenich AG	62,377	6,943,747
Givaudan SA	376	1,885,939
Sika AG	66,480	17,841,378
		26,671,064
TOTAL SWITZERLAND		416,315,332
TAIWAN - 0.5%
Industrials - 0.0%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	20,000	892,947
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	149,000	1,834,429
Largan Precision Co Ltd	24,000	1,828,294
		3,662,723
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	14,000	1,115,545
MediaTek Inc	55,000	2,262,490
Taiwan Semiconductor Manufacturing Co Ltd	1,370,000	43,777,369
Taiwan Semiconductor Manufacturing Co Ltd ADR	313,183	60,544,538
		107,699,942
Technology Hardware, Storage & Peripherals - 0.0%
Advantech Co Ltd	115,000	1,296,812
TOTAL INFORMATION TECHNOLOGY		112,659,477

TOTAL TAIWAN		113,552,424
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	459,900	4,004,610
UNITED ARAB EMIRATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	415,565	940,197
UNITED KINGDOM - 8.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	9,038,780	21,854,140
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	117,838	1,261,998
Media - 0.0%
Informa PLC	577,775	6,114,065
WPP PLC	986,744	7,968,989
		14,083,054
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,799,365	4,977,253
Vodafone Group PLC ADR	1,493,218	15,439,874
		20,417,127
TOTAL COMMUNICATION SERVICES		57,616,319

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Dowlais Group PLC	1,489,383	1,335,472
Broadline Retail - 0.1%
Next PLC	156,439	27,116,601
Distributors - 0.1%
Inchcape PLC	1,499,497	13,748,463
Diversified Consumer Services - 0.0%
Pearson PLC	413,000	6,486,498
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	1,811,650	63,702,807
Flutter Entertainment PLC (e)	22,049	5,571,782
Flutter Entertainment PLC (United Kingdom) (e)	13,148	3,320,669
InterContinental Hotels Group PLC	183,922	21,075,279
InterContinental Hotels Group PLC ADR	2,767	320,529
Trainline PLC (c)(d)(e)	611,849	2,230,758
Whitbread PLC	92,488	3,606,321
		99,828,145
Household Durables - 0.1%
Barratt Redrow PLC	1,925,979	11,957,612
Berkeley Group Holdings PLC	199,499	11,315,678
Persimmon PLC	510,678	9,171,866
		32,445,156
Leisure Products - 0.0%
Games Workshop Group PLC	25,276	5,220,726
Specialty Retail - 0.1%
Kingfisher PLC	5,545,076	20,757,516
WH Smith PLC	939,109	13,235,127
		33,992,643
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	306,639	4,289,709
TOTAL CONSUMER DISCRETIONARY		224,463,413

Consumer Staples - 1.5%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	51,901	4,763,993
Coca-Cola Europacific Partners PLC (United Kingdom)	39,344	3,609,990
Diageo PLC	2,207,815	59,922,884
Diageo PLC ADR	36,606	3,990,786
		72,287,653
Consumer Staples Distribution & Retail - 0.1%
Tesco PLC	7,046,560	36,872,048
Food Products - 0.0%
Associated British Foods PLC	54,150	1,519,736
Household Products - 0.3%
Reckitt Benckiser Group PLC	1,128,155	76,689,253
Reckitt Benckiser Group PLC ADR	5,100	69,717
		76,758,970
Personal Care Products - 0.4%
Unilever PLC	1,362,088	86,685,123
Tobacco - 0.4%
British American Tobacco PLC	1,123,450	50,575,933
British American Tobacco PLC ADR	137,861	6,231,318
Imperial Brands PLC	790,285	29,971,319
Imperial Brands PLC ADR	2,553	96,912
		86,875,482
TOTAL CONSUMER STAPLES		360,999,012

Financials - 2.7%
Banks - 1.6%
Barclays PLC	21,579,552	95,564,127
Barclays PLC ADR (b)	938,827	16,739,285
HSBC Holdings PLC	5,958,448	70,196,648
Lloyds Banking Group PLC	73,499,269	76,557,489
Lloyds Banking Group PLC ADR (b)	1,360,770	5,728,842
NatWest Group PLC	12,163,564	86,371,682
Standard Chartered PLC	2,372,046	37,006,921
Standard Chartered PLC (Hong Kong)	12,100	189,498
		388,354,492
Capital Markets - 0.6%
3i Group PLC	1,000,099	54,930,610
AJ Bell PLC	218,151	1,447,290
Allfunds Group Plc	643,967	4,039,838
Bridgepoint Group PLC (c)(d)	912,263	3,562,041
Intermediate Capital Group PLC	195,103	5,273,213
London Stock Exchange Group PLC	496,720	75,579,373
London Stock Exchange Group PLC ADR	15,954	611,676
Quilter PLC (c)(d)	401,539	799,077
		146,243,118
Financial Services - 0.1%
M&G PLC	112,846	359,886
Paragon Banking Group PLC	170,220	2,072,140
Wise PLC Class A (e)	678,931	10,053,187
		12,485,213
Insurance - 0.4%
Admiral Group PLC	334,759	15,109,757
Aviva PLC	3,438,136	28,285,267
Beazley PLC	1,970,415	25,048,403
Hiscox Ltd	871,281	14,803,136
Legal & General Group PLC	5,750,748	19,294,641
		102,541,204
TOTAL FINANCIALS		649,624,027

Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
ConvaTec Group PLC (c)(d)	3,293,920	12,861,507
Smith & Nephew PLC	2,198,810	31,907,353
		44,768,860
Pharmaceuticals - 0.6%
Astrazeneca PLC	861,057	126,131,130
Astrazeneca PLC (Sweden) (b)	35,427	5,082,934
Astrazeneca PLC ADR	282,586	20,580,738
		151,794,802
TOTAL HEALTH CARE		196,563,662

Industrials - 1.5%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,699,792	43,582,458
BAE Systems PLC (Germany)	614	15,812
Melrose Industries PLC	1,330,576	8,391,870
QinetiQ Group PLC	96,389	645,712
Rolls-Royce Holdings PLC	8,845,098	102,930,248
Rolls-Royce Holdings PLC ADR	26,450	307,085
		155,873,185
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	2,544,300	14,325,904
DCC PLC	279,388	17,451,453
Smiths Group PLC	135,164	3,922,719
		35,700,076
Machinery - 0.2%
IMI PLC	866,858	23,219,068
Rotork PLC	384,591	1,630,190
Spirax Group PLC	68,598	5,282,118
Weir Group PLC/The	229,739	7,509,412
		37,640,788
Passenger Airlines - 0.0%
easyJet PLC	440,213	3,417,563
Professional Services - 0.4%
Intertek Group PLC	169,968	10,960,245
RELX PLC	1,396,184	75,134,499
RELX PLC (Netherlands)	313,062	16,877,537
RELX PLC ADR	42,366	2,284,375
RELX PLC rights 5/27/2025 (e)(g)	295,850	176,830
		105,433,486
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	179,891	10,507,006
Bunzl PLC	293,207	9,397,592
Diploma PLC	182,426	11,517,798
		31,422,396
TOTAL INDUSTRIALS		369,487,494

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	528,422	20,689,830
IT Services - 0.0%
Softcat PLC	53,780	1,297,767
Software - 0.0%
Sage Group PLC/The	479,970	7,883,122
Sage Group PLC/The ADR	769	50,085
		7,933,207
TOTAL INFORMATION TECHNOLOGY		29,920,804

Materials - 0.1%
Chemicals - 0.1%
Croda International PLC	239,279	9,891,004
Johnson Matthey PLC	135,145	3,126,444
		13,017,448
Metals & Mining - 0.0%
Hill & Smith PLC	30,726	766,703
TOTAL MATERIALS		13,784,151

Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	1,615,029	15,166,784
Utilities - 0.3%
Electric Utilities - 0.0%
SSE PLC	823,597	19,606,595
Multi-Utilities - 0.3%
National Grid PLC	4,389,139	61,886,938
TOTAL UTILITIES		81,493,533

TOTAL UNITED KINGDOM		1,999,119,199
UNITED STATES - 5.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (e)	94,892	63,116,465
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	134,447	1,368,578
Hotels, Restaurants & Leisure - 0.0%
Carnival Corp (e)	1,045,807	24,283,639
Sportradar Holding AG Class A (b)(e)	44,006	1,052,183
		25,335,822
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (c)(d)	1,303,800	2,457,584
TOTAL CONSUMER DISCRETIONARY		29,161,984

Consumer Staples - 0.5%
Food Products - 0.4%
Nestle SA	934,341	99,542,018
Personal Care Products - 0.1%
Kenvue Inc	611,667	14,600,491
TOTAL CONSUMER STAPLES		114,142,509

Energy - 0.8%
Energy Equipment & Services - 0.1%
Tenaris SA	863,832	14,467,016
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	11,653,139	56,658,717
Shell PLC	3,165,270	104,437,859
Shell PLC ADR	183,199	12,131,438
Shell PLC rights (e)(g)	3,160,995	1,131,636
		174,359,650
TOTAL ENERGY		188,826,666

Financials - 0.4%
Capital Markets - 0.1%
Moody's Corp	3,054	1,463,843
S&P Global Inc	33,279	17,067,468
		18,531,311
Financial Services - 0.1%
Mastercard Inc Class A	22,078	12,928,877
Visa Inc Class A	40,325	14,726,287
		27,655,164
Insurance - 0.2%
Aon PLC	26,622	9,905,514
Arch Capital Group Ltd	45,904	4,362,716
Arthur J Gallagher & Co	4,722	1,640,612
Chubb Ltd	15,541	4,618,785
Marsh & McLennan Cos Inc	76,155	17,794,377
Willis Towers Watson PLC	65,707	20,799,551
		59,121,555
TOTAL FINANCIALS		105,308,030

Health Care - 2.1%
Biotechnology - 0.0%
CSL Ltd	82,536	13,170,284
Health Care Equipment & Supplies - 0.2%
Alcon AG	432,449	37,149,629
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	123,721	13,846,854
Bruker Corp	38,419	1,409,977
QIAGEN NV	320,712	14,475,060
Waters Corp (e)	22,343	7,803,069
		37,534,960
Pharmaceuticals - 1.7%
GSK PLC	3,641,819	73,979,719
Haleon PLC	7,460,109	41,644,766
Novartis AG	511,312	59,020,297
Roche Holding AG	515,591	167,024,309
Sanofi SA	806,953	79,921,395
		421,590,486
TOTAL HEALTH CARE		509,445,359

Industrials - 0.9%
Building Products - 0.0%
Trane Technologies PLC	4,451	1,915,131
Commercial Services & Supplies - 0.0%
Waste Connections Inc	7,984	1,572,307
Waste Connections Inc (United States)	23,670	4,665,121
		6,237,428
Construction & Engineering - 0.0%
Ferrovial SE	162,799	8,288,680
Ferrovial SE rights (b)(e)(g)	162,799	58,819
		8,347,499
Electrical Equipment - 0.7%
Schneider Electric SE	557,777	140,733,705
Machinery - 0.0%
CNH Industrial NV Class A	724,900	9,068,499
Professional Services - 0.2%
Experian PLC	1,002,352	49,922,445
TOTAL INDUSTRIALS		216,224,707

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc	46,738	11,313,867
Software - 0.2%
Cadence Design Systems Inc (e)	59,778	17,160,471
CyberArk Software Ltd (e)	12,369	4,734,606
Monday.com Ltd (b)(e)	34,460	10,251,505
Synopsys Inc (e)	256	118,779
		32,265,361
TOTAL INFORMATION TECHNOLOGY		43,579,228

Materials - 0.7%
Chemicals - 0.2%
Linde PLC	116,595	54,517,490
Construction Materials - 0.4%
CRH PLC	283,579	25,851,062
Holcim AG	457,415	50,686,244
James Hardie Industries PLC ADR (b)(e)	135,690	3,161,577
James Hardie Industries PLC depository receipt (e)	276,547	6,362,506
		86,061,389
Containers & Packaging - 0.1%
Smurfit WestRock PLC (b)	475,149	20,588,206
TOTAL MATERIALS		161,167,085

TOTAL UNITED STATES		1,430,972,033
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	247,885	3,672,170
TOTAL COMMON STOCKS (Cost $10,140,601,270)		14,061,905,599

International Equity Funds - 38.0%
	Shares	Value ($)
Artisan International Value Fund Investor Class	20,069,765	1,031,786,636
Brandes International Small Cap Equity Fund Class A	1,251,401	29,145,135
Fidelity Advisor International Discovery Fund - Class Z (h)	17,872,164	979,930,770
Fidelity Advisor International Growth Fund - Class Z (h)	6,402,530	139,959,303
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,083,407	38,320,115
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	2,724,343	60,698,370
Fidelity Advisor Japan Fund - Class Z (h)	16,306,214	302,643,331
Fidelity Diversified International Fund (h)	11,917,510	578,952,612
Fidelity Japan Smaller Companies Fund (h)	5,949,751	105,251,090
Fidelity SAI International Index Fund (h)	7,125,783	114,653,844
Fidelity SAI International Low Volatility Index Fund (h)	106,707,593	1,347,716,904
Fidelity SAI International Momentum Index Fund (h)	5,014,129	82,281,858
Fidelity SAI International Quality Index Fund (h)	18,132,270	250,225,332
Fidelity SAI International Small Cap Index Fund (h)	11,888,693	112,467,037
Fidelity SAI International Value Index Fund (h)	65,097,868	740,813,734
Fidelity SAI Japan Stock Index Fund (h)	54,036,366	589,536,754
iShares MSCI Australia ETF (b)	10,001,860	258,148,007
iShares MSCI EAFE Value ETF (b)	7,240,855	460,808,012
iShares MSCI Eurozone ETF	6,120,185	361,029,713
iShares MSCI India ETF (b)	66,894	3,633,013
JOHCM International Select Fund Investor Shares	12,173,960	312,018,599
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	144,271	1,669,218
Oakmark International Fund Investor Class	14,616,072	431,174,111
Oakmark International Small Cap Fund Investor Class	1,008,787	21,910,856
Oberweis International Opportunities Fund Investor Class	702,314	15,457,940
Pear Tree Polaris Foreign Value Fund Class Institutional	5,985,833	153,416,892
T. Rowe Price International Discovery Fund	650,636	45,420,878
Transamerica International Small Cap Value Fund Class I	4,575,876	78,110,202
Victory Trivalent International Small-Cap Fund Class I	4,550,600	80,727,640
WCM Focused International Growth Fund Investor Class	14,476,841	372,199,570
WCM International Small Cap Growth Fund Institutional Class	121,648	2,907,393
WisdomTree Europe Hedged Equity ETF	419,228	20,760,170
WisdomTree Japan Hedged Equity Fund ETF (b)	465,136	52,876,661
WisdomTree Japan SmallCap Dividend ETF (b)	373,820	31,632,237
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,448,374,632)		9,208,283,937

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	5,163	206,416
Volkswagen AG	17,336	1,877,051
		2,083,467
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	77,100	6,170,044
TOTAL GERMANY		8,253,511
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	34	7,259
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $6,654,885)		8,260,770

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025	4.24 to 4.25	2,650,000	2,646,871
US Treasury Bills 0% 6/20/2025	4.23	1,150,000	1,147,565
US Treasury Bills 0% 7/10/2025	4.26	100,000	99,554
US Treasury Bills 0% 7/17/2025	4.24	2,060,000	2,049,127
US Treasury Bills 0% 7/3/2025	4.19 to 4.23	4,140,000	4,124,963
US Treasury Bills 0% 7/31/2025 (j)	4.22 to 4.26	25,740,000	25,561,663
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,627,338)			35,629,743

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	37,831,239	37,838,805
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	321,302,270	321,334,400
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.27	773,467,040	773,467,040
TOTAL MONEY MARKET FUNDS (Cost $1,132,640,245)			1,132,640,245

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $17,763,898,370)	24,446,720,294
NET OTHER ASSETS (LIABILITIES) - (0.8)% (n)	(184,434,297)
NET ASSETS - 100.0%	24,262,285,997

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	222	Jun 2025	41,874,750	621,576	621,576
ICE MSCI EAFE Index Contracts (United States)	4,280	Jun 2025	557,363,000	24,225,202	24,225,202

TOTAL FUTURES CONTRACTS					24,846,778
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $241,931,494 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,217,554 or 1.0% of net assets.

(e)	Non-income producing
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,801,973.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Includes $1,416,160 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,410,217	134,341,733	104,913,145	309,273	-	-	37,838,805	37,831,239	0.1%
Fidelity Securities Lending Cash Central Fund	213,999,375	1,370,773,299	1,263,438,274	665,874	-	-	321,334,400	321,302,270	1.0%
Total	222,409,592	1,505,115,032	1,368,351,419	975,147	-	-	359,173,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund Class Z	959,771,179	-	63,000,000	-	10,728,017	72,431,574	979,930,770	17,872,164
Fidelity Advisor International Growth Fund Class Z	135,861,684	-	-	-	-	4,097,619	139,959,303	6,402,530
Fidelity Advisor International Small Cap Fund Class Z	34,409,016	-	-	-	-	3,911,099	38,320,115	1,083,407
Fidelity Advisor International Small Cap Opportunities Fund Class Z	54,950,005	-	-	-	-	5,748,365	60,698,370	2,724,343
Fidelity Advisor Japan Fund Class Z	272,476,835	-	-	-	-	30,166,496	302,643,331	16,306,214
Fidelity Diversified International Fund	580,302,211	-	45,999,999	-	2,258,968	42,391,432	578,952,612	11,917,510
Fidelity Japan Smaller Companies Fund	93,232,593	-	-	-	-	12,018,497	105,251,090	5,949,751
Fidelity SAI International Index Fund	1,027,770,245	65,043,368	1,013,321,149	-	96,644,641	(61,483,261)	114,653,844	7,125,783
Fidelity SAI International Low Volatility Index Fund	1,218,600,717	-	-	-	-	129,116,187	1,347,716,904	106,707,593
Fidelity SAI International Momentum Index Fund	155,840,688	-	82,000,000	-	2,559,144	5,882,026	82,281,858	5,014,129
Fidelity SAI International Quality Index Fund	550,817,550	-	312,415,659	-	(3,231,793)	15,055,234	250,225,332	18,132,270
Fidelity SAI International Small Cap Index Fund	100,102,796	-	-	-	-	12,364,241	112,467,037	11,888,693
Fidelity SAI International Value Index Fund	683,842,608	5,999,999	15,000,000	-	671,860	65,299,267	740,813,734	65,097,868
Fidelity SAI Japan Stock Index Fund	570,164,196	-	26,000,000	-	865,019	44,507,539	589,536,754	54,036,366
	6,438,142,323	71,043,367	1,557,736,807	-	110,495,856	381,506,315	5,443,451,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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